Taxation (Details) - Schedule of Components of the Income Taxes Expense - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Components of the Income Taxes Expense [Abstract]
Current		$ 242,834	$ 43,215
Deferred	(7,476)	(17,184)	(48,143)
Total income taxes expense (benefit)	$ (7,476)	$ 225,650	$ (4,928)